Fixed Assets and Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of assets for the right of use leased assets and lease liability - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of assets for the right of use leased assets and lease liability [Abstract]
Depreciation	$ 28,899	$ 27,731
Interests	2,283	2,651
Short term lease	3,844	1,625
Total	$ 35,026	$ 32,007